Cash (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash at Bank and in hand:
Cash at bank and in hand	$ 4,727,430	$ 3,994,924
Total Cash	$ 4,727,430	$ 3,994,924	$ 2,290,639